Segment analysis	12 Months Ended
Dec. 31, 2021
Segment analysis
Segment analysis

4.  Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by Management and presented to the CODM. The CODM has been identified as being the Executive Committee of Ardagh for the periods prior and the Board and Chief Financial Officer for the periods after the AMP Transfer, respectively.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense, depreciation and amortization and exceptional operating items. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue is not material.

Reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
(Loss)/profit for the year	(210)	111	(40)
Income tax charge (note 7)	22	29	25
Net finance expense (note 6)	235	70	213
Depreciation and amortization (notes 10, 11)	343	315	290
Exceptional operating items (note 5)	272	20	15
Adjusted EBITDA	662	545	503

The segment results for the year ended December 31, 2021 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,838	2,217	4,055
Adjusted EBITDA	281	381	662
Capital expenditure	190	496	686
Segment assets	2,785	2,540	5,325

The segment results for the year ended December 31, 2020 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,599	1,852	3,451
Adjusted EBITDA	249	296	545
Capital expenditure	101	167	268
Segment assets	2,360	1,894	4,254

The segment results for the year ended December 31, 2019 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,556	1,788	3,344
Adjusted EBITDA	253	250	503
Capital expenditure	95	110	205
Segment assets	2,292	1,774	4,066

One customer accounted for greater than 10% of total revenue in 2021 (2020: two; 2019: two).

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non-current assets, inventories, contract assets, trade and other receivables and cash and cash equivalents. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in note 3.

Total revenue from the Group in countries which account for more than 10% of total revenue, in the current or prior years presented, are as follows:

	Year ended
	December 31,
	2021	2020	2019
Revenue	$’m	$’m	$’m
U.S.	1,727	1,449	1,361
U.K	396	359	341
Brazil	439	352	370

The revenue above is attributed to countries on a destination basis.

Non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions in countries which account for more than 10% of non-current assets are the U.S. 39% (2020: 31%), Germany 13% (2020: 13%) Brazil 13% (2020: 13%) and the United Kingdom 11% (2020: 12%).

The Company is domiciled in Luxembourg. During the year the Group had revenues of $nil (2020: $nil, 2019: $nil) with customers in Luxembourg. Non-current assets located in Luxembourg were $nil (2020: $nil).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.

Disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2021:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$’m	$’m
Europe	1,824	5	9	1,838
Americas	1	1,772	444	2,217
Group	1,825	1,777	453	4,055

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$’m	$’m
Europe	1,581	3	15	1,599
Americas	1	1,499	352	1,852
Group	1,582	1,502	367	3,451

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$'m	$'m
Europe	1,541	5	10	1,556
Americas	2	1,413	373	1,788
Group	1,543	1,418	383	3,344

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Over time	3,160	2,610	2,537
Point in time	895	841	807
Total	4,055	3,451	3,344